Subsequent Events (Details Narrative) 10Q - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 08, 2018	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2018	Nov. 30, 2017	Sep. 16, 2017	May 22, 2017
Number of non-qualified stock options granted, shares			1,006,272		13,210,000	5,860,000
Stock compensation expense			$ 3,456,593	$ 1,206,737	$ 2,533,245	$ 1,301,402
Number of warrant issued			500,000				2,000,000		275,000	100,000
Exercise price of warrants			$ 0.14				$ 0.25		$ 0.08	$ 0.40
Subsequent Event [Member]
Number of non-qualified stock options granted, shares		906,272
Vested term		3 years
Shares issued price per share		$ 0.16
Debt instrument note amount		$ 1,870,769						$ 100,000
Employees [Member]
Number of non-qualified stock options granted, shares			1,250,000
Number of non-qualified stock options granted, value			$ 611,909
Vested term			3 years
Shares issued price per share			$ 0.60
Consultants [Member]
Number of non-qualified stock options granted, shares			300,000
Number of non-qualified stock options granted, value			$ 166,510
Vested term			3 years
Shares issued price per share			$ 0.60
Employment Agreements [Member] | Employees [Member]
Number of non-qualified stock options granted, shares			4,800,000
Number of non-qualified stock options granted, value			$ 2,902,453
Number of options vested			1,500,000
Number of remaining options vest annually			3,300,000
Vested term			3 years
Shares issued price per share			$ 0.40
Stock compensation expense			$ 910,844
Number of non-qualified stock option cancelled			3,100,000
Employment Agreements [Member] | Employees [Member] | Previously Reported [Member]
Stock compensation expense			$ 616,990
Extension Agreement [Member] | Rory J. Cutaia [Member] | Subsequent Event [Member] | Secured Note [Member]
Debt instrument note amount	$ 1,248,883
Debt instrument, description	Effective August 8, 2018, the Company entered into an extension agreement (the "Extension Agreement") with Rory J. Cutaia, CEO and shareholder, to extend the maturity date of the $1,248,883 Secured Note due on August 1, 2018 to and including February 8, 2021
Number of warrant issued	2,446,700
Exercise price of warrants	$ 0.49
Extension Agreement [Member] | Rory J. Cutaia [Member] | Subsequent Event [Member] | Unsecured Note [Member]
Debt instrument note amount	$ 189,000
Debt instrument, description	Effective August 8, 2018, the Company entered into an extension agreement (the "Extension Agreement") with Rory J. Cutaia, CEO and shareholder, to extend the maturity date of the $189,000 Unsecured Note due on August 1, 2018 to and including February 8, 2021. There was no consideration given and all other terms of the Note remain unchanged.